INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES
INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES
MLOA does not have any guarantees for the benefit of an affiliate or related party.
As of December 31, 2018, with the permission of the Arizona Department of Insurance, the Company accrued a $70.0 million capital contribution from its parent AEFS. This amount was settled on February 20, 2019.
On April 11, 2018, the reinsurance agreement with the AXA RE Arizona Company (“AXA RE”) was novated to EQ AZ Life Re Company (“EQAZ”), a captive insurance company, organized under the laws of Arizona, a subsidiary of AEFS. EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2018 was $45.0 million. For additional information see Note 12.
MLOA reported amounts due from affiliates of $74.3 million and $5.2 million at December 31, 2018 and 2017, respectively. The Company reported amounts payable to affiliates of $3.8 million and $22.7 million at December 31, 2018 and 2017, respectively. The receivable and payable are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.
MLOA reimburses AXA Equitable Life Insurance Company (“AXA Equitable”) for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $156.3 million, $110.5 million and $123.0 million in 2018, 2017 and 2016, respectively.
AllianceBernstein provides investment advisory and management services to MLOA on a fee basis which amounted to $1.8 million, $1.8 million and $1.6 million in 2018, 2017 and 2016, respectively. MLOA incurred distribution fee charges from AXA Network, LLC of $113.2 million, $109.1 million and $99.7 million in 2018, 2017 and 2016, respectively, and from AXA Distributors, LLC of $47.5 million, $43.1 million and $42.6 million in 2018, 2017 and 2016, respectively, for distributing MLOA’s products.
Investment SCA
The Company’s carrying value of its investment in AllianceBernstein was $53.0 million and $48.6 million as of December 31, 2018 and 2017, respectfully. The AllianceBernstein security was updated with the NAIC on July 25, 2018 at a value of $48.8 million. It has been valued under Part 5, Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.